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                                                      Deutsche Asset Management



Asset Management--Premier Class

Supplement dated January 4, 2001 to Prospectus dated June 30, 2000

As of January 2, 2001, the following replaces the "Annual Fees and Expenses" table, "Expense Example" and footnotes in the "Annual Fund Operating Expenses"
section in the Fund's prospectus:

ANNUAL FEES AND EXPENSES
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                                                 Percentage of Average
                                                  Daily Net Assets/1/
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Management Fees                                          0.65%
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Distribution and Service (12b-1) Fees                    None
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Other Expenses                                           0.28%
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Total Fund Operating Expenses                            0.93%
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Less: Fee Waivers or Expense Reimbursements             (0.33%)
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Net Expenses                                             0.60%/2/
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EXPENSE EXAMPLE/3/


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/1/Information on the annual operating expenses reflects the expenses of both the Fund and the master portfolio in which the Fund invests its assets, the Asset Management Portfolio. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure" section of this prospectus.)

/2/The investment adviser and administrator have contractually agreed, for a 16-month period from the Fund's fiscal year end of March 31, 2000, to waive their fees and reimburse expenses so that total expenses will not exceed 0.60%. The investment adviser and administrator have also voluntarily agreed to waive their fees and reimburse expenses so that total expenses will not exceed 0.55%. We may terminate or adjust these voluntary waivers and reimbursements at any time at our sole discretion without notice to shareholders.

/3/For the first year, the expense example takes into account contractual fee waivers and reimbursements.


              Please Retain This Supplement for Future Reference




                                                        A Member of the
                                                        Deutsche Bank Group [/]
SUPP1682 (1/01)

BT Pyramid Funds
CUSIP:
055847404
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       1 year              3 years               5 years              10 years
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        $61                  $263                  $482                $1,113
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